Risk management and concentrations of risk	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
19.	Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All revenues, financing, interest expenses from financing and most expenditures for newbuildings are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the years ended December 31, 2014, 2013 and 2012, no derivative financial instruments have been used to manage foreign exchange risk.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of December 31, 2014, there are interest rate swap agreements on the Lampung facility floating rate debt that are designated as cash flow hedges for accounting purposes. No derivative instruments were outstanding as of December 31, 2013. As of December 31, 2014, the following interest rate swap agreements were outstanding:

Fair
value
	Interest		carrying		Fixed
	rate	Notional	amount		interest
(in thousands of U.S. dollars)	index	amount	liability	Term	rate (1)
LIBOR-based debt
Interest rate swaps (2)	LIBOR	$212,333	(9,220)	Sept 2026	2.8%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The Borrower of the Lampung facility entered five forward starting swap agreements with identical terms for a total notional amount of $237.1 million with an effective date of March 17, 2014. The swaps amortized over 12 years to match the outstanding balance of the Lampung facility and exchange 3 month USD LIBOR variable interest payments for fixed rate payments at 2.8%. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest for $237.1 million of the Lampung facility. As of December 29, 2014, a prepayment of $7.9 million on the Lampung facility occurred. The notional amount of the interest rate swaps was higher than the outstanding balance on the Lampung facility. Therefore, it was decided that the amount of the over hedge of the interest rate swaps would be settled with a cash payment of $1.1 million. This resulted in the amendment of the original interest rate swaps and the hedge was de-designated for accounting purposes. The effective date of the settlement was December 29, 2014. The other terms of the interest rate swaps did not change but the nominal amount of the interest rate swap were reduced to match the outstanding debt. The amended interest rate swaps were re-designated as a cash flow hedge for accounting purposes.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of December 31, 2014
Interest rate swaps	$(4,676)	$(4,544)
As of December 31, 2013
Interest rate swaps	$—	$—

The following effects of cash flow hedges relating to interest rate swaps are included in losses on derivative financial instruments in the consolidated and combined carve-out statements of income for the year ended December 31, 2014. There were no realized or unrealized gains or losses on derivative financial instruments for the years ended December 31, 2013 and 2012.

	Year ended
	December 31, 2014
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(145)	$(145)
Amortization of amount excluded from hedge effectiveness	—	(11)	(11)
Reclassification from accumulated other comprehensive income	—	(5)	(5)
Loss on derivative financial instruments	$—	(161)	$(161)

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated and combined carve-out statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partner’s capital/ owner’s equity is as follows for the year ended and as of December 31, 2014.

	Cash Flow Hedge
	Before	Tax
	tax gains	benefit	Net of	Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	tax	OCI
Balance as of December 31, 2013				$—
Effective portion of unrealized loss on cash flow hedge $	(10,164)	1,891	(8,273)	(8,273)
Reclassification of amortization of cash flow hedge to earnings	5	(1)	4	4
Other comprehensive income (loss) for period $	(10,159)	1,890	(8,269)
Balance as of December 31, 2014				$(8,269)

There were no cash flow hedges for the years ended December 31, 2013 and 2012.

Refer to note 8 for additional information on the tax effects included in other comprehensive income.

As of December 31, 2014, the estimated amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months is $855 for amortization of accumulated other comprehensive income for losses on the de-designated interest rate swap and reversal of the related deferred tax benefit of $214.

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements, if applicable. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers' financial condition.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There is a single charterer so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. No allowance for doubtful accounts was recorded for the year ended December 31, 2014. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charter terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.